Shareholder Report	12 Months Ended	34 Months Ended	53 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended
	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INVESTMENT TRUST
Entity Central Index Key	0000908406
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000039168 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	Investor Class
Trading Symbol	ACCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund Investor Class returned 5.12% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.12%	0.42%	1.48%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189691 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	I Class
Trading Symbol	ACCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund I Class returned 5.23% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.23%	0.52%	1.57%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

C000039170 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	A Class
Trading Symbol	ACCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund A Class returned 4.86% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.86%	0.17%	1.23%
A Class - with sales charge	0.14%	-0.75%	0.76%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

C000039172 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	C Class
Trading Symbol	ACCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund C Class returned 4.08% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.08%	-0.56%	0.48%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

C000039173 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R Class
Trading Symbol	ACCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund R Class returned 4.72% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.72%	-0.06%	1.00%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

C000039169 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R5 Class
Trading Symbol	ACCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund R5 Class returned 5.33% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.33%	0.64%	1.69%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

C000222299 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	G Class
Trading Symbol	ACCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Core Plus Fund G Class returned 5.83% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	5.83%	-0.47%	11/4/20
Bloomberg U.S. Aggregate Bond	4.88%	-1.26%	—

Performance Inception Date			Nov. 04, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615	$ 433,559,615
Holdings Count | holding	607	607	607	607	607	607
Advisory Fees Paid, Amount	$ 2,163,822
Investment Company, Portfolio Turnover	132.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

C000017955 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Investor Class
Trading Symbol	ADFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Investor Class returned 4.66% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.66%	-0.20%	1.19%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017957 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	I Class
Trading Symbol	ACBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund I Class returned 4.98% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	4.98%	0.00%	1.41%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189684 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Y Class
Trading Symbol	ADVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Y Class returned 4.90% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	4.90%	0.03%	1.46%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000017956 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	A Class
Trading Symbol	ADFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund A Class returned 4.40% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.40%	-0.45%	0.94%
A Class - with sales charge	-0.30%	-1.36%	0.47%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000017960 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	C Class
Trading Symbol	CDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund C Class returned 3.73% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.73%	-1.17%	0.20%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000017961 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R Class
Trading Symbol	ADVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R Class returned 4.14% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.14%	-0.70%	0.69%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000189686 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R5 Class
Trading Symbol	ADRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R5 Class returned 4.86% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	4.86%	0.01%	1.43%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000131613 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R6 Class
Trading Symbol	ADDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R6 Class returned 4.92% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	4.92%	0.05%	1.46%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000237256 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	G Class
Trading Symbol	ACDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Diversified Bond Fund G Class returned 5.27% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	5.27%	2.03%	5/19/22
Bloomberg U.S. Aggregate Bond	4.88%	1.90%	—

Performance Inception Date		May 19, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708	$ 5,393,866,708
Holdings Count | holding	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 7,614,535
Investment Company, Portfolio Turnover	154.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

C000191071 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Investor Class
Trading Symbol	AHIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund Investor Class returned 6.76% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	6.76%	7.38%	4.41%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000191072 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	I Class
Trading Symbol	AHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund I Class returned 6.86% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.86%	7.49%	4.51%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

C000191073 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Y Class
Trading Symbol	NPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund Y Class returned 6.97% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Y Class	6.97%	7.59%	4.93%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

C000191074 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	A Class
Trading Symbol	AHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund A Class returned 6.49% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	6.49%	7.11%	4.15%	10/2/17
A Class - with sales charge	1.70%	6.13%	3.51%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

C000191075 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R5 Class
Trading Symbol	AHIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund R5 Class returned 6.97% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	6.97%	7.59%	4.62%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

C000191076 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R6 Class
Trading Symbol	AHIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund R6 Class returned 7.15% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	7.15%	7.65%	4.67%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

Performance Inception Date				Oct. 02, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

C000237257 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	G Class
Trading Symbol	ACHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High Income Fund G Class returned 7.58% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	7.58%	8.19%	5/19/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	1.90%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.67%	—

Performance Inception Date		May 19, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323	$ 1,911,446,323
Holdings Count | holding	1,345	1,345	1,345	1,345	1,345	1,345
Advisory Fees Paid, Amount	$ 7,490,071
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

C000017962 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Investor Class
Trading Symbol	ABHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund Investor Class returned 6.39% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.39%	5.16%	3.51%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000189687 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	I Class
Trading Symbol	AHYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund I Class returned 6.49% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.49%	5.31%	3.54%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.62%	—
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	4.75%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000189688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Y Class
Trading Symbol	AHYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund Y Class returned 6.60% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.60%	5.41%	3.61%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.62%	—
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	4.75%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000017963 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	A Class
Trading Symbol	AHYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund A Class returned 5.92% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.92%	4.90%	3.26%
A Class - with sales charge	1.15%	3.94%	2.78%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000017967 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	C Class
Trading Symbol	AHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$182	1.77%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund C Class returned 5.34% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.34%	4.12%	2.49%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000017968 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R Class
Trading Symbol	AHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund R Class returned 5.65% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.65%	4.64%	3.00%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000017964 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R5 Class
Trading Symbol	ACYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund R5 Class returned 6.39% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.39%	5.37%	3.72%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000131614 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R6 Class
Trading Symbol	AHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Fund R6 Class returned 6.45% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.45%	5.38%	3.75%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445	$ 86,370,445
Holdings Count | holding	210	210	210	210	210	210
Advisory Fees Paid, Amount	$ 702,945
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Material Fund Change [Text Block]

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.
C000144171 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	Investor Class
Trading Symbol	ASIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund Investor Class returned 6.76% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.76%	4.25%	3.32%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189695 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	I Class
Trading Symbol	ASIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund I Class returned 6.75% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.75%	4.33%	3.30%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000189696 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	Y Class
Trading Symbol	ASYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund Y Class returned 6.95% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.95%	4.44%	3.41%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000144173 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	A Class
Trading Symbol	ASIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund A Class returned 6.50% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.50%	3.99%	3.06%
A Class - with sales charge	1.70%	3.04%	2.59%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000144168 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	C Class
Trading Symbol	ASIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$161	1.57%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund C Class returned 5.59% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.59%	3.19%	2.28%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000144169 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R Class
Trading Symbol	ASIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund R Class returned 6.23% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.23%	3.71%	2.81%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000144172 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R5 Class
Trading Symbol	ASIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund R5 Class returned 6.85% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.85%	4.43%	3.51%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000144170 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R6 Class
Trading Symbol	ASIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Multisector Income Fund R6 Class returned 6.91% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.91%	4.49%	3.57%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081	$ 104,632,081
Holdings Count | holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 500,984
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

C000017976 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	Investor Class
Trading Symbol	BPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Net Assets	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 12,703,788
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,427,923,555
Management Fees (dollars paid during the reporting period)	$12,703,788
Total Number of Portfolio Holdings	138
7-Day Current Yield - Investor Class	3.95%
7-Day Effective Yield - Investor Class	4.03%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	39.5%
Corporate Bonds	25.8%
Municipal Securities	21.2%
U.S. Treasury Securities	11.0%
Certificates of Deposit	2.5%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017977 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	A Class
Trading Symbol	ACAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Net Assets	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 12,703,788
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,427,923,555
Management Fees (dollars paid during the reporting period)	$12,703,788
Total Number of Portfolio Holdings	138
7-Day Current Yield - A Class	3.71%
7-Day Effective Yield - A Class	3.77%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	39.5%
Corporate Bonds	25.8%
Municipal Securities	21.2%
U.S. Treasury Securities	11.0%
Certificates of Deposit	2.5%
Other Assets and Liabilities	0.0%

C000017980 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	C Class
Trading Symbol	ARCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Net Assets	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555	$ 2,427,923,555
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 12,703,788
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,427,923,555
Management Fees (dollars paid during the reporting period)	$12,703,788
Total Number of Portfolio Holdings	138
7-Day Current Yield - C Class	3.21%
7-Day Effective Yield - C Class	3.26%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	39.5%
Corporate Bonds	25.8%
Municipal Securities	21.2%
U.S. Treasury Securities	11.0%
Certificates of Deposit	2.5%
Other Assets and Liabilities	0.0%

C000039177 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	Investor Class
Trading Symbol	ACSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund Investor Class returned 5.63% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.63%	2.49%	2.00%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189692 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	I Class
Trading Symbol	ASHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund I Class returned 5.73% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.73%	2.59%	2.29%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000039179 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	A Class
Trading Symbol	ACSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund A Class returned 5.47% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.47%	2.24%	1.75%
A Class - with sales charge	3.10%	1.77%	1.52%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000039175 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	C Class
Trading Symbol	ACSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund C Class returned 4.58% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.58%	1.48%	0.98%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000039176 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R Class
Trading Symbol	ACSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund R Class returned 5.21% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.21%	1.98%	1.49%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000039178 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R5 Class
Trading Symbol	ACSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund R5 Class returned 5.84% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.84%	2.70%	2.21%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000194393 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R6 Class
Trading Symbol	ASDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund R6 Class returned 5.89% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	5.89%	2.75%	2.41%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

Performance Inception Date					Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000224786 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	G Class
Trading Symbol	ASDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Fund G Class returned 6.22% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.22%	2.45%	11/4/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-1.26%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.44%	—

Performance Inception Date			Nov. 04, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014	$ 1,141,759,014
Holdings Count | holding	337	337	337	337	337	337
Advisory Fees Paid, Amount	$ 2,938,092
Investment Company, Portfolio Turnover	272.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

C000017969 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Investor Class
Trading Symbol	APOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Investor Class returned 6.98% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.98%	4.13%	2.60%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189689 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	I Class
Trading Symbol	APOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund I Class returned 7.13% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	7.13%	4.24%	3.00%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	3.09%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000189690 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Y Class
Trading Symbol	APOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Y Class returned 7.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.23%	4.36%	3.11%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	3.09%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000017971 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	A Class
Trading Symbol	APOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund A Class returned 6.67% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.67%	3.87%	2.35%
A Class - with sales charge	4.27%	3.40%	2.12%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000017973 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	C Class
Trading Symbol	APOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$166	1.61%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund C Class returned 5.98% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.98%	3.11%	1.58%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000017974 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R Class
Trading Symbol	APORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R Class returned 6.48% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.48%	3.61%	2.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000017970 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R5 Class
Trading Symbol	APISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R5 Class returned 7.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	7.23%	4.34%	2.81%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000131615 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R6 Class
Trading Symbol	APODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R6 Class returned 7.29% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.29%	4.40%	2.86%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000194391 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	G Class
Trading Symbol	APOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund G Class returned 7.60% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	7.60%	4.73%	3.62%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	3.24%	—

Performance Inception Date					Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007	$ 1,508,407,007
Holdings Count | holding	86	86	86	86	86	86
Advisory Fees Paid, Amount	$ 4,700,795
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

C000144162 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Investor Class
Trading Symbol	ASDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Investor Class returned 6.28% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.28%	3.53%	2.58%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189693 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	I Class
Trading Symbol	ASDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund I Class returned 6.38% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.38%	3.64%	2.73%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000189694 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Y Class
Trading Symbol	ASYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Y Class returned 6.49% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.49%	3.73%	2.83%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000144164 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	A Class
Trading Symbol	ASADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund A Class returned 6.01% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.01%	3.28%	2.32%
A Class - with sales charge	3.63%	2.81%	2.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000144165 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	C Class
Trading Symbol	ASCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund C Class returned 5.23% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.23%	2.51%	1.56%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000144166 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R Class
Trading Symbol	ASDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R Class returned 5.75% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.75%	3.04%	2.08%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000144163 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R5 Class
Trading Symbol	ASDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R5 Class returned 6.49% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.49%	3.72%	2.78%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000144167 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R6 Class
Trading Symbol	ASXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R6 Class returned 6.54% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.54%	3.82%	2.85%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579	$ 701,792,579
Holdings Count | holding	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 2,781,598
Investment Company, Portfolio Turnover	162.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

C000017975 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368
Holdings Count | holding	63	63	63	63	63	63
Advisory Fees Paid, Amount	$ 3,631,995
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$720,479,368
Management Fees (dollars paid during the reporting period)	$3,631,995
Total Number of Portfolio Holdings	63
7-Day Current Yield - Investor Class	3.96%
7-Day Effective Yield - Investor Class	4.04%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	52.9%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	13.3%
Repurchase Agreements	6.3%
Municipal Securities	3.0%
Other Assets and Liabilities	(0.3)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000162988 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	A Class
Trading Symbol	AGQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Net Assets	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368
Holdings Count | holding	63	63	63	63	63	63
Advisory Fees Paid, Amount	$ 3,631,995
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$720,479,368
Management Fees (dollars paid during the reporting period)	$3,631,995
Total Number of Portfolio Holdings	63
7-Day Current Yield - A Class	3.71%
7-Day Effective Yield - A Class	3.78%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	52.9%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	13.3%
Repurchase Agreements	6.3%
Municipal Securities	3.0%
Other Assets and Liabilities	(0.3)%

C000162989 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	C Class
Trading Symbol	AGHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Net Assets	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368	$ 720,479,368
Holdings Count | holding	63	63	63	63	63	63
Advisory Fees Paid, Amount	$ 3,631,995
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$720,479,368
Management Fees (dollars paid during the reporting period)	$3,631,995
Total Number of Portfolio Holdings	63
7-Day Current Yield - C Class	3.21%
7-Day Effective Yield - C Class	3.26%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	52.9%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	13.3%
Repurchase Agreements	6.3%
Municipal Securities	3.0%
Other Assets and Liabilities	(0.3)%